UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05299

T. Rowe Price Science & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Science & Technology Fund	September 30, 2016

T. Rowe Price Science & Technology Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 86.9%		
ENERGY 0.0%		
Energy Related 0.0%		
STR Holdings (1)(2)	986,100	217
Total Energy		217
HARDWARE 6.3%		
Consumer Electronics 0.1%		
Control4 (2)	433,600	5,324
		5,324
Enterprise Hardware 4.0%		
Agilent Technologies	526,300	24,783
Boeing	591,300	77,898
Pure Storage, Class A (2)	1,094,707	14,833
Stratasys (2)	686,248	16,532
Western Digital	494,159	28,894
		162,940
Supply Chain/Electronic Manufacturing 2.2%		
Quanta Computer (TWD)	9,652,000	20,242
TE Connectivity	1,083,300	69,743
		89,985
Total Hardware		258,249
HEALTH CARE 1.5%		
Biotechnology 0.7%		
Grifols, ADR	1,737,200	27,743
		27,743

Healthcare Services 0.8%		
Intuitive Surgical (2)	42,580	30,863
		30,863
Total Health Care		58,606
INTERNET 30.7%		
Internet Media/ Advertising 11.3%		
Alphabet, Class C (2)	82,065	63,788
Baidu, ADR (2)	151,505	27,585
Facebook (2)	1,097,100	140,725
Tencent Holdings (HKD)	4,145,000	114,850
Yahoo! (2)	2,694,700	116,142
		463,090
Internet Retail 10.6%		
Amazon.com (2)	371,935	311,425
Etsy (2)	259,857	3,711
Flipkart Private Limited, Acquisition Date: 3/19/15 Cost $850 (2)(3)(4)	7,458	718
JD.com, ADR (2)	1,577,040	41,145
MercadoLibre	213,935	39,572
Vipshop Holdings, ADR (2)	2,375,411	34,847
		431,418
Internet Services 8.8%		
58.com, ADR (2)	2,724,457	129,847
Angie's List (2)	1,177,293	11,667
Ctrip.com International, ADR (2)	904,700	42,132
Priceline (2)	113,712	167,326
Quotient Technology (2)	553,624	7,369
		358,341
Total Internet		1,252,849

IT SERVICES 3.0%		
IT Services 1.4%		
Sabre	2,075,400	58,485
		58,485
Processors 1.6%		
PayPal Holdings (2)	1,548,000	63,421
		63,421
Total IT Services		121,906
MEDIA 9.5%		
Cable/Satellite 3.6%		
Liberty Global, Series C (2)	4,139,715	136,776
Liberty Global Plc LiLAC, Class C (2)	408,066	11,447
		148,223
Media & Entertainment 5.9%		
News Corp, Class A	5,634,100	78,765
Twenty-First Century Fox, Class A	3,072,500	74,416
Walt Disney	938,300	87,130
		240,311
Total Media		388,534
MISCELLANEOUS 1.2%		
Miscellaneous 1.2%		
Tesla Motors (2)	239,913	48,949
Total Miscellaneous		48,949
SEMICONDUCTORS 8.3%		
Analog Semiconductors 3.0%		
NXP Semiconductors (2)	1,181,242	120,498
		120,498

Digital Semiconductors 3.7%		
Micron Technology (2)	3,479,532	61,866
SK Hynix (KRW)	2,491,611	91,189
		153,055
Semiconductor Capital Equipment 1.6%		
Microsemi (2)	1,535,578	64,464
		64,464
Total Semiconductors		338,017
SOFTWARE 19.9%		
Applications Software 3.5%		
salesforce.com (2)	1,270,931	90,656
Veeva Systems, Class A (2)	1,253,955	51,763
		142,419
Enterprise Software 0.9%		
Tableau Software (2)	685,381	37,881
		37,881
Infrastructure Software 11.6%		
Microsoft	4,398,600	253,360
Red Hat (2)	2,725,735	220,321
		473,681
Software & Services 2.8%		
Dropbox, Class B, Acquisition Date: 5/1/12 Cost $1,031 (2)(3)(4)	113,932	1,020
LinkedIn (2)	591,930	113,129
		114,149
Systems Software 1.1%		
ServiceNow (2)	167,437	13,253

VeriSign (2)	399,620	31,266
		44,519
Total Software		812,649
TELECOM EQUIPMENT 3.5%		
Wireline Equipment 3.5%		
Cisco Systems	3,870,900	122,785
Interactive Intelligence (2)	319,660	19,224
Total Telecom Equipment		142,009
TELECOM SERVICES 3.0%		
Rest of the World Telecom 2.5%		
Softbank (JPY)	1,541,300	99,848
		99,848
Towers 0.5%		
American Tower, REIT	186,700	21,159
		21,159
Total Telecom Services		121,007
Total Common Stocks (Cost $2,792,896)		3,542,992
PREFERRED STOCKS 0.2%		
INTERNET 0.2%		
Internet Retail 0.2%		
Flipkart Private Limited, Series A, Acquisition Date: 3/19/15 Cost $290 (2)(3)(4)	2,546	245
Flipkart Private Limited, Series C, Acquisition Date: 3/19/15 Cost $512 (2)(3)(4)	4,495	433
Flipkart Private Limited, Series E, Acquisition Date: 3/19/15 Cost $953 (2)(3)(4)	8,358	805
Flipkart Private Limited, Series G, Acquisition Date: 12/17/14 Cost $5,765 (2)(3)(4)	48,134	4,635

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Science & Technology Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on September 30, 1987. The fund seeks to provide long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2016:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2016.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2016. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2016, totaled $(3,788,000) for the period ended September 30, 2016.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 12% of the fund’s net assets were invested in emerging markets. Emerging markets generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes was $3,380,749,000. Net unrealized gain aggregated $759,902,000 at period-end, of which $859,414,000 related to appreciated investments and $99,512,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016